Acquisitions of businesses and purchase accounting - Good Night Medical, LLC - Asset and Liabilities (Details) - Good Night Medical, LLC - USD ($)	Sep. 30, 2022	Apr. 01, 2022
Disclosure of detailed information about business combination [line items]
Cash		$ 42,000
Accounts receivable		730,000
Inventory		369,000
Property, equipment, and right of use assets, net		696,000
Goodwill		3,277,000
Intangible assets		3,470,000
Accounts payable		(1,200,000)
Accrued liabilities		(166,000)
Deferred revenue		(39,000)
Loans and Leases		(1,017,000)
Net assets acquired		6,162,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 1,801,000	4,361,000
Consideration paid or payable		$ 6,162,000